Acquisitions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Acquisitions

 2. Acquisitions

College Spun Media Incorporated – On June 4, 2021, the Company acquired all of the issued and outstanding shares of capital stock of College Spun Media Incorporated, a New Jersey corporation (“The Spun”), for an aggregate of $11,829,893 in cash and the issuance of an aggregate of 4,285,714 restricted shares of the Company’s common stock, with one-half of the shares vesting on the first anniversary of the closing date and the remaining one-half of the shares vesting on the second anniversary of the closing date, subject to a customary working capital adjustment based on cash and accounts receivable as of the closing date. The cash payment consists of: (i) $10,829,893 paid at closing (of the cash paid at closing, $829,893 represents adjusted cash pursuant to the working capital adjustments), and (ii) $500,000 to be paid on the first anniversary of the closing and $500,000 to be paid on the second anniversary date of the closing. The vesting of shares of the Company’s common stock is subject to the continued employment of certain selling employees. The Spun operates in the United States.

The composition of the preliminary purchase price is as follows:

Cash	$10,829,893
Deferred cash payments	1,639,016
Total purchase consideration	$12,468,909

The Company incurred $128,076 in transaction costs related to the acquisition, which primarily consisted of legal and accounting. The acquisition related expenses were recorded in general and administrative expense in the condensed consolidated statements of operations.

The preliminary purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Cash	$3,772,944
Accounts receivable	1,833,323
Other current assets	4,567
Goodwill	7,456,402
Accrued expenses	(1,500)
Deferred tax liabilities	(596,827)
Net assets acquired	$12,468,909

The excess of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. No portion of the goodwill will be deductible for tax purposes.

Petametrics Inc. – On March 9, 2020, the Company entered into an asset purchase agreement with Petametrics Inc., dba LiftIgniter, a Delaware corporation (“LiftIgniter”), where it purchased substantially all the assets, including the intellectual property and excluding certain accounts receivable, and assumed certain liabilities. The purchase price consisted of: (1) a cash payment of $184,087 on February 19, 2020, in connection with the repayment of all outstanding indebtedness, (2) at closing, a cash payment of $131,202, (3) collections of certain accounts receivable, (4) on the first anniversary date of the closing, the issuance of restricted stock units for an aggregate of up to 312,500 shares of the Company’s common stock (of which 256,661 shares of the Company’s common stock were issued during the three months ended June 30, 2021 and 55,839 are to be issued), and (5) on the second anniversary date of the closing, the issuance of restricted stock units for an aggregate of up to 312,500 shares of the Company’s common stock.

The composition of the purchase price is as follows:

Cash	$315,289
Indemnity restricted stock units for shares of common stock	500,000
Total purchase consideration	$815,289

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Accounts receivable	$37,908
Developed technology	917,762
Accounts payable	(53,494)
Unearned revenue	(86,887)
Net assets acquired	$815,289

The useful life for the developed technology is three years (3.0 years).

3. Acquisitions

2020 Acquisitions

The Company uses the acquisition method of accounting, which is based on ASC, Business Combinations (Topic 805), and uses the fair value concepts which requires, among other things, that most assets acquired and liabilities assumed be recognized at their fair values as of the acquisition date.

On March 9, 2020, the Company entered into an asset purchase agreement with Petametrics Inc., dba LiftIgniter, a Delaware corporation (“LiftIgniter”), where it purchased substantially all the assets, including the intellectual property and excluding certain accounts receivable, and assumed certain liabilities. The purchase price consisted of: (1) cash payment of $184,087 on February 19, 2020, in connection with the repayment of all outstanding indebtedness, (2) at closing, a cash payment of $131,202, (3) collections of certain accounts receivable, (4) on the first anniversary date of the closing issuance of restricted stock units for an aggregate of up to 312,500 shares of the Company’s common stock, and (5) on the second anniversary date of the closing, issuance of restricted stock units for an aggregate of up to 312,500 shares of the Company’s common stock.

The composition of the purchase price is as follows:

Cash	$315,289
Indemnity restricted stock units for shares of common stock	500,000
Total purchase consideration	$815,289

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Accounts receivable	$37,908
Developed technology	917,762
Accounts payable	(53,494)
Unearned revenue	(86,887)
Net assets acquired	$815,289

The useful life for the developed technology is three years (3.0 years).

2019 Acquisitions

TheStreet, Inc. – On June 11, 2019, the Company, TST Acquisition Co., Inc., a Delaware corporation (“TSTAC”), a newly-formed indirect wholly owned subsidiary of the Company, and TheStreet, entered into an agreement and plan of merger, as amended (the “TheStreet Merger Agreement”), pursuant to which TSTAC merged with and into TheStreet, with TheStreet continuing as the surviving corporation in the merger and as a wholly owned subsidiary of the Company (“TheStreet Merger”). TheStreet Merger Agreement provided that all issued and outstanding shares of common stock of TheStreet would be exchanged for an aggregate of $16,500,000 in cash. Pursuant to the terms of TheStreet Merger Agreement, on June 10, 2019, the Company deposited $16,500,000 into an escrow account pursuant to an escrow agreement.

On August 7, 2019, the Company acquired all of the outstanding shares of TheStreet for total cash consideration of $16,500,000, pursuant to TheStreet Merger Agreement. The results of operation of the acquired business and the estimated fair market values of the assets acquired and liabilities assumed have been included in the consolidated financial statements as of the acquisition date. TheStreet’s addition to the Company’s premium media coalition highlights its strategic growth and adds a flagship to the portfolio of major media brands. The Company acquired TheStreet to enhance the user’s experience by increasing content through the Company’s industry-leading technology, distribution and monetization platform. TheStreet is a digital financial media company that provides reporting on investment trends and analysis and operates a network of 28 premium content channels that act as an open community for writers, explorers, knowledge seekers and conversation starters to connect in an interactive and informative online space. In connection with TheStreet Merger, the Company entered into an arrangement with a co-founder to continue certain services (further details are provided under the heading Cramer Digital, Inc. Agreement in Note 25). TheStreet operates primarily in the United States.

The Company funded the cash consideration pursuant to TheStreet Merger from the net proceeds from the 12% Senior Secured Note financing (as described in Note 19).

The Company incurred $199,630 in transaction costs related to the acquisition, which primarily consisted of banking, legal, accounting and valuation-related expenses. The acquisition related expenses were recorded within general and administrative expense on the consolidated statements of operations.

The purchase price allocation resulted in the following amounts being allocated to the assets acquired and liabilities assumed at the closing date of the acquisition based upon their respective fair values as summarized below:

Accounts receivable	$1,586,031
Prepaid expenses	1,697,347
Restricted cash	500,000
Other current assets	53,001
Other long-term assets	689,512
Property and equipment	718,475
Operating right-of-use assets	1,395,474
Developed technology	4,388,104
Trade name	2,580,000
Subscriber relationships	2,150,000
Advertiser relationships	2,240,000
Database	1,140,000
Goodwill	8,815,090
Accounts payable	(1,313,223)
Accrued expenses	(1,129,009)
Other current liabilities	(373,836)
Unearned revenues	(6,242,335)
Operating lease liabilities	(2,394,631)
Net assets acquired	$16,500,000

The Company utilized an independent appraisal, as well as other available market data, to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the intangible assets were determined as follows: developed technology was determined under the cost approach with a useful life of three years (3.0 years); trade name was determined using the relief from royalty method of the income approach with a useful life of twenty years (20.0 years); subscriber relationships and advertising relationships were determined using the multi-period excess earnings method of the income approach with a useful life of eight and four tenths years (8.4 years) and nine and four tenths years (9.4 years), respectively; and data base was determined using the replacement cost method of the cost approach with a useful life of fifteen years (15.0 years). The weighted-average useful life for the intangible assets is eight and six tenths years (8.6 years). The fair value of the unearned revenues was determined with the following inputs: (1) projection of when unearned revenue will be earned; (2) expense necessary to fulfill the subscriptions; (3) gross up of the fulfillment costs to include a market participant level of profitability; (4) slight premium to the fulfillment-costs plus a reasonable profit metric; and (5) reduce projected future cash flows to present value using an appropriate discount rate.

The excess of purchase price over the fair value amounts assigned to the assets acquired and liabilities assumed represents goodwill from the acquisition. Goodwill is recorded as a non-current asset that is not amortized but is subject to an annual review for impairment. The Company believes the factors that contributed to goodwill include the acquisition of a talented workforce that expands the Company’s expertise and synergies that are specific to the Company’s consolidated business and not available to market participants.

Licensing Agreement with ABG-SI LLC – On June 14, 2019, the Company and ABG, a Delaware limited liability company and indirect wholly owned subsidiary of Authentic Brands Group, entered into the Sports Illustrated Licensing Agreement, pursuant to which the Company has the exclusive right and license in the United States, Canada, Mexico, United Kingdom, Republic of Ireland, Australia, and New Zealand to operate the Sports Illustrated media business (in the English and Spanish languages), including to (i) operate the digital and print editions of Sports Illustrated (including all special interest issues and the swimsuit issue) and Sports Illustrated for Kids, (ii) develop new digital media channels under the Sports Illustrated brands, and (iii) operate certain related businesses, including without limitation, special interest publications, video channels, bookazines and the licensing and/or syndication of certain products and content under the Sports Illustrated brand (collectively, the “Sports Illustrated Licensed Brands”).

The initial term of the Sports Illustrated Licensing Agreement commenced on October 4, 2019 upon the termination of the Meredith License Agreement (as defined below) and continues through December 31, 2029. The Company has the option, subject to certain conditions, to renew the term of the Sports Illustrated Licensing Agreement for nine consecutive renewal terms of 10 years each (collectively with the initial term, the “Term”), for a total of 100 years. The Sports Illustrated Licensing Agreement provides that the Company will pay to ABG annual royalties in respect of each year of the Term based on gross revenues (“Royalties”) with guaranteed minimum annual amounts. On the execution of the Sports Illustrated Licensing Agreement, the Company prepaid ABG $45,000,000 against future Royalties upon (see Note 5). In addition, ABG will pay to the Company a share of revenues relating to certain Sports Illustrated business lines not licensed to the Company, such as all gambling-related advertising and monetization, events, and commerce. The Company funded the prepaid Royalties from the net proceeds from the 12% Senior Secured Notes financing (as described in Note 19). The Company entered into the Licensing Agreement as part of its growth strategy to serve as a cornerstone of vertical content.

Pursuant to a publicly announced agreement, dated May 24, 2019, between ABG and Meredith, Meredith previously operated the Sports Illustrated Licensed Brands under license from ABG (the “Meredith License Agreement”). On October 3, 2019, Maven and Meredith entered into a Transition Services Agreement and an Outsourcing Agreement (collectively, the “Transition Agreement”), whereby the parties agreed to the terms and conditions under which Meredith continued to operate certain aspects of the business and provide certain services during the fourth quarter of 2019 as all activities were transitioned over to Maven. Through these agreements, Maven took over operating control of the Sports Illustrated Licensed Brands, and the Transition Agreement was terminated.

In connection with the Sports Illustrated Licensing Agreement, the Company issued ABG warrants to acquire common stock of the Company (the “ABG Warrants”) for performance of future services (see Note 22).

As consideration for entering into the Licensing Agreement, the Company agreed to retain the responsibility and lead the negotiations with Meredith to provide for the transfer of the Sports Illustrated Licensed Brands from Meredith, including an arrangement where Meredith retains responsibility for producing and distributing the physical publications Sports Illustrated and Sports Illustrated for Kids (the “Magazines”) and subscriber marketing, as well as to retain responsibility for paying the deferred subscription revenue, described in the Sports Illustrated Licensing Agreement, as the total liability to subscribers to fulfill unfulfilled subscriptions to the print and electronic editions of the Magazines, accrued as of October 4, 2019, and the obligation to issue to each subscriber requesting a refund in connection therewith the amount of such liability owing to that subscriber. No cash was paid to ABG in connection with the Sports Illustrated Licensing Agreement.

The Company concluded that the Sports Illustrated Licensing Agreement entered into to conduct the licensed brands was an asset acquisition in accordance with ASC 805, Business Combinations, Subtopic 50, Related Issues (ASC 805-50), as substantially all of the fair value of the gross assets acquired by the Company is concentrated in a group of similar identifiable assets. All direct acquisition related costs of $331,026 are assigned to the assets in relation to the relative fair value of the acquired assets and recorded as part of the consideration transferred.

In accordance with the above guidance, the fair value of the assets acquired and liabilities assumed at the effective date of the acquisition based upon their respective fair values are summarized below:

Accounts receivable	$337,481
Prepaid expenses	1,534,922
Subscriber relationships	71,308,799
Other current liabilities	(632,056)
Unearned revenues	(47,249,470)
Subscription refund liability	(5,427,523)
Deferred tax liabilities	(19,541,127)
Net assets acquired	$331,026

The Company utilized an independent appraisal, as well as other available market data, to assist in the determination of the fair values of the assets acquired and liabilities assumed, which required certain significant management assumptions and estimates. The fair value of the intangible asset was determined by an independent appraisal in accordance with ASC 805-50 by allocating the fair value of an assumed liability to the individual assets acquired based on their relative fair values, with the fair value of the assumed liabilities (or unearned revenues and subscription refund liability) assigned to the subscriber relationships asset as the subscribers are sufficiently similar and can be valued together as a single identifiable asset acquired. The fair value of the unearned revenues was determined with the following inputs: (1) projection of when unearned revenue will be earned; (2) expense necessary to fulfill the subscriptions; (3) gross up of the fulfillment costs to include a market participant level of profitability; (4) slight premium to the fulfillment-costs plus a reasonable profit metric; and (5) reduce projected future cash flows to present value using an appropriate discount rate. The fair value of the subscription refund liability was established based upon the historical return rates for specific products. The subscriber relationships (the customer-based intangible assets) useful life was determined by establishing the average term of the issues served taking into account expected subscription renewals, which is five years (5.0 years).

The Company concluded and recognized deferred tax liabilities, consistent with the guidance for an asset acquisition, at the Licensing Agreement effective date in accordance with ASC 740, Income Taxes, based on the difference between the book and tax basis of the assets acquired calculated under the simultaneous equation model using the initial measurement guidance in accordance with ASC 805.